Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Changes in Accumulated Other Comprehensive Income (Loss)
Changes in accumulated other comprehensive income (loss) for the years ended December 31, 2021, 2020 and 2019 are as follows:

	Foreign currency translation adjustments	Gains and losses on derivative instruments	Pension liability adjustments	Total
	(Millions of yen)
Balance at December 31, 2018	(63,815)	308	(205,564)	(269,071)

Cumulative effects of accounting standard update – adoption of ASU No. 2017-12	—	(122)	—	(122)
Equity transactions with noncontrolling interests and other	(424)	—	—	(424)
Other comprehensive income (loss) before reclassifications	(31,889)	(1,723)	(12,763)	(46,375)
Amounts reclassified from accumulated other comprehensive income (loss)	(154)	650	7,054	7,550

Net change during the year	(32,467)	(1,073)	(5,709)	(39,249)

Balance at December 31, 2019	(96,282)	(887)	(211,273)	(308,442)

Equity transactions with noncontrolling interests and other	(9)	—	—	(9)
Other comprehensive income (loss) before reclassifications	(17,355)	(1,199)	(7,530)	(26,084)
Amounts reclassified from accumulated other comprehensive income (loss)	—	2,186	7,560	9,746

Net change during the year	(17,364)	987	30	(16,347)

Balance at December 31, 2020	(113,646)	100	(211,243)	(324,789)

Other comprehensive income (loss) before reclassifications	119,689	(3,330)	49,759	166,118
Amounts reclassified from accumulated other comprehensive income (loss)	(524)	2,336	5,065	6,877

Net change during the year	119,165	(994)	54,824	172,995

Balance at December 31, 2021	5,519	(894)	(156,419)	(151,794)

Reclassifications Out of Accumulated Other Comprehensive Income (Loss)
Reclassifications out of accumulated other comprehensive income (loss) for the years ended December 31, 2021, 2020 and 2019 are as follows:

	Amount reclassified from accumulated other comprehensive income (loss) *
	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019	Affected line items in consolidated statements of income
	(Millions of yen)
Foreign currency translation adjustments	(759)	—	—	Selling, general and administrative expenses
	—	—	(154)	Other, net

	235	—	—	Income taxes

	(524)	—	(154)	Consolidated net income
	—	—	—	Net income attributable to noncontrolling interests

	(524)	—	(154)	Net income attributable to Canon Inc.

Gains and losses on derivative instruments	3,285	3,034	661	Net Sales
	(959)	(775)	(2)	Income taxes

	2,326	2,259	659	Consolidated net income
	10	(73)	(9)	Net income attributable to noncontrolling interests

	2,336	2,186	650	Net income attributable to Canon Inc.

Pension liability adjustments	7,519	10,082	9,953	Other, net
	(1,625)	(2,484)	(2,523)	Income taxes

	5,894	7,598	7,430	Consolidated net income
	(829)	(38)	(376)	Net income attributable to noncontrolling interests

	5,065	7,560	7,054	Net income attributable to Canon Inc.

Total amount reclassified, net of tax and noncontrolling interests	6,877	9,746	7,550

*	Amounts in parentheses indicate gains in consolidated statements of income.

Tax Effects Allocated to Other Comprehensive Income (Loss) and Reclassification Adjustments, Including Amounts Attributable to Noncontrolling Interests
Tax effects allocated to each component of other comprehensive income (loss) and reclassification adjustments, including amounts attributable to noncontrolling interests, are as follows:

	Years ended December 31
	Before-tax amount	Tax (expense) or benefit	Net-of-tax amount

	(Millions of yen)
2021:
Foreign currency translation adjustments
Amount arising during the year	122,075	(1,112)	120,963
Reclassification adjustments for gains and losses realized in net income	(759)	235	(524)

Net change during the year	121,316	(877)	120,439
Net gains and losses on derivative instruments:
Amount arising during the year	(4,596)	1,298	(3,298)
Reclassification adjustments for gains and losses realized in net income	3,285	(959)	2,326

Net change during the year	(1,311)	339	(972)
Pension liability adjustments:
Amount arising during the year	68,729	(18,115)	50,614
Reclassification adjustments for gains and losses realized in net income	7,519	(1,625)	5,894

Net change during the year	76,248	(19,740)	56,508

Other comprehensive income (loss)	196,253	(20,278)	175,975

	Years ended December 31
	Before-tax amount	Tax (expense) or benefit	Net-of-tax amount

	(Millions of yen)
2020:
Foreign currency translation adjustments
Amount arising during the year	(17,583)	229	(17,354)
Reclassification adjustments for gains and losses realized in net income	—	—	—

Net change during the year	(17,583)	229	(17,354)
Net gains and losses on derivative instruments:
Amount arising during the year	(1,731)	442	(1,289)
Reclassification adjustments for gains and losses realized in net income	3,034	(775)	2,259

Net change during the year	1,303	(333)	970
Pension liability adjustments:
Amount arising during the year	(2,495)	(3,721)	(6,216)
Reclassification adjustments for gains and losses realized in net income	10,082	(2,484)	7,598

Net change during the year	7,587	(6,205)	1,382

Other comprehensive income (loss)	(8,693)	(6,309)	(15,002)

	Years ended December 31
	Before-tax amount	Tax (expense) or benefit	Net-of-tax amount

	(Millions of yen)
2019:
Foreign currency translation adjustments
Amount arising during the year	(32,396)	393	(32,003)
Reclassification adjustments for gains and losses realized in net income	(154)	—	(154)

Net change during the year	(32,550)	393	(32,157)
Net gains and losses on derivative instruments:
Amount arising during the year	(2,180)	453	(1,727)
Reclassification adjustments for gains and losses realized in net income	661	(2)	659

Net change during the year	(1,519)	451	(1,068)
Pension liability adjustments:
Amount arising during the year	(9,916)	(1,144)	(11,060)
Reclassification adjustments for gains and losses realized in net income	9,953	(2,523)	7,430

Net change during the year	37	(3,667)	(3,630)

Other comprehensive income (loss)	(34,032)	(2,823)	(36,855)